LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
LOANS, FINANCING AND DEBENTURES.
Schedule of current and non-current energy supplies

	Average annual rates (%) in 2025	12/31/2025	12/31/2024
Loans and Financing
Amazonas Energia S.A.	15.76	4,414,786	4,592,148
Boa Vista S.A.	5.89	176,776	158,287
Others	10.85	205,778	195,722
(-) ECL		(4,606,147)	(4,772,272)
		191,193	173,885

Debentures
Transnorte Energia	—	—	464,714
		—	464,714

Principal		10,241	460,718
Charges		384	14,741
Current		10,625	475,459

Non-current		180,568	163,140

		191,193	638,599

Schedule of movement of loans receivable

	2025	2024
Opening balance as of January 1	638,599	628,150
Effect on cash flow:
Receiving principal	(447,231)	(12,675)
Interest received	(209,698)	(57,665)
Non-cash effect:
Expected Credit Losses (ECL)	166,125	(14,566)
Loss from write-off of Itaipu receivables	—	(9,964)
Exchange rate changes	33,846	94,042
Foreign exchange variations incurred	—	11,277
Monetary variations incurred	9,552	—
Final balance on December 31	191,193	638,599